LEASES (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LEASES [Abstract]
Operating Leases Included in Unaudited Condensed Consolidated Balance Sheets
Operating leases are included in the unaudited condensed consolidated Balance Sheets as follows:

(in thousands)	Classification	June 30, 2024	December 31, 2023
Lease assets
Operating lease cost ROU assets, net	Assets	$806.6	$353.2
Total lease assets		$806.6	$353.2

Lease liabilities
Operating lease liabilities, current	Current liabilities	$276.9	$160.3
Operating lease liabilities, non-current	Liabilities	530.3	201.6
Total lease liabilities		$807.2	$361.9

Operating leases are included in the consolidated Balance Sheets as follows:

(in thousands)	Classification	December 31, 2023	December 31, 2022
Lease assets
Operating lease cost ROU assets, net	Assets	$353.2	$507.1
Total lease assets		$353.2	$507.1
Lease liabilities
Operating lease liabilities, current	Current liabilities	$160.3	$149.4
Operating lease liabilities, non-current	Liabilities	201.6	362.1
Total lease liabilities		$361.9	$511.5

Components of Lease Costs
The components of lease costs, which are included in loss from operations in our unaudited condensed consolidated Statements of Operations we as follows:

	Three Month Period Ended
(in thousands)	June 30, 2024	June 30, 2023
Lease costs
Operating lease costs	$66.7	$44.9
Short-term lease costs	43.2	38.7
Total lease costs	$109.9	$83.6

	Six Month Period Ended
(in thousands)	June 30, 2024	June 30, 2023
Lease costs
Operating lease costs	$111.6	$89.7
Short-term lease costs	81.8	75.7
Total lease costs	$193.4	$165.4

The components of lease costs, which are included in income/(loss) from operations in our consolidated Statement of Operations were as follows:

	Twelve Month Period Ended
(in thousands)	December 31, 2023	December 31, 2022
Lease costs
Operating lease costs	179.5	104.7
Total lease costs	$179.5	$104.7

Future Minimum Payments under Non-cancelable Leases for Operating Leases
Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following June 30, 2024 were as follows:

(in thousands)
2024 (remainder of)	$159.3
2025	338.7
2026	189.2
2027	159.3
2028	66.3
Total future minimum lease payments	912.8
Amount representing interest	105.6
Present value of net future minimum lease payments	$807.2

Lease commitments

(in thousands)	December 31, 2023
2024	$180.4
2025	185.8
2026	31.3
Total future minimum lease payments	397.5
Amount representing interest	35.6
Present value of net future minimum lease payments	$361.9